Advances to Suppliers and Other Current Assets, Net	12 Months Ended
Dec. 31, 2020
Advances To Suppliers And Other Current Assets Net [Abstract]
ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS, NET

Note 6 – ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS, NET

As of December 31, 2020 and 2019, advances to suppliers and other current assets consisted of the following:

	December 31,	December 31,
	2020	2019
VAT-input	$31,701	$69,388
Deposits	321,834	294,242
Prepaid expense	53,986	833,211
Others	459,374	72,450
Total other current assets	866,895	1,269,291
Advances to suppliers	5,571,690	3,776,962
Total	6,438,585	5,046,253
Less: allowance for credit losses	(241,891)	(530,818)
Advances to suppliers and other current assets, net	$6,196,694	$4,515,435

Other current assets include the value added tax pending for deduction and verification, advances to employees for business travel and other miscellaneous receivables such as utility fees, social insurance, personal income tax paid in advance on behalf of employees, as well as deposits, which include guarantee deposits, rent deposits and security deposits for bidding customer projects.

The movement of allowance for credit losses consisted of the following:

	December 31,	December 31,
	2020	2019
Beginning balance	$530,818	$60,277
Provisions	-	479,071
Write-off	(237,114)	(7,748)
Effects of foreign exchange rate	(51,813)	(782)
Ending balance	241,891	530,818